Capital Stock and Changes in Capital Accounts, Series E Preferred Stock (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Nov. 29, 2021
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	523,782	520,459
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)	1,200
Preferred stock, par value (in dollars per share)	$ 0.01